Offerings - Offering: 1	Jul. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,762,729,189.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 381,532.90
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of June 12, 2026, by and among Payoneer Global Inc., Neon Maple Parent Inc. and Panda Acquisition Sub Inc. (1) Aggregate number of securities to which transaction applies: As of July 24, 2026, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 375,413,572, which consists of: (a) 338,780,031 shares of Company Common Stock (other than the Excluded Shares and Dissenting Shares); (b) 4,869,442 shares of Company Common Stock underlying in-the-money Company Options that have a weighted average exercise price per share of $3.15; (c) 26,353,705 shares of Company Common Stock underlying Company RSU Awards; and (d) 5,410,394 shares of Company Common Stock underlying Company PSU Awards (assuming achievement of applicable performance goals at the maximum level). (2) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of July 24, 2026, the underlying value of the transaction was calculated based on the sum of: (a) the product of 338,780,031 shares of Company Common Stock (other than the Excluded and Dissenting Shares) and the per share Merger Consideration of $7.40; (b) the product of 4,869,442 shares of Company Common Stock underlying in-the-money Company Options and $4.25 (which is the difference between the $7.40 per share Merger Consideration and the weighted average exercise price of $3.15); (c) the product of 26,353,705 shares of Company Common Stock underlying Company RSU Awards and the per share Merger Consideration of $7.40; and (d) 5,410,394 shares of Company Common Stock underling Company PSU Awards (assuming achievement of applicable performance goals at the maximum level) and the per share Merger Consideration of $7.40. (3) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the transaction value by 0.00013810.